Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 18,896	$ 16,887
Less: accumulated depreciation	(4,270)	(3,589)
Property and equipment, net	14,626	13,298
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	15,935	14,995
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	974	983
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	119	14
Office improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,868	$ 895